Condensed Financial Information of AMERCO, Statement of Operations (Table Text Block)	12 Months Ended
Mar. 31, 2013
Table Text Block [Abstract]
Condensed Financial Information of AMERCO, Statement of Operations
CONDENSED FINANCIAL INFORMATION OF AMERCO
STATEMENTS OF OPERATIONS

	Years Ended March 31,
	2013	2012	2011
	(In thousands, except share and per share data)
Revenues:
Net interest income from subsidiaries	$5,329	$6,085	$5,160
Expenses:
Operating expenses	13,611	9,081	7,489
Other expenses	97	98	99
Total expenses	13,708	9,179	7,588
Equity in earnings of subsidiaries	212,164	149,160	132,570
Interest income	91,125	94,278	85,584
Pretax earnings	294,910	240,344	215,726
Income tax expense	(30,202)	(34,649)	(31,600)
Net earnings	264,708	205,695	184,126
Less: Excess of redemption value over carrying value of preferred shares redeemed	-	(5,908)	-
Less: Preferred stock dividends	-	(3,241)	(12,963)
Earnings available to common stockholders	$264,708	$196,546	$171,163
Basic and diluted earnings per common share	$13.56	$10.09	$8.81
Weighted average common shares outstanding: Basic and diluted	19,518,779	19,476,187	19,432,781

The accompanying notes are an integral part of these condensed consolidated financial statements.